FAIR VALUE MEASUREMENT - Quantitative Disclosures Fair Value Measurement Hierarchy for Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	$ (121,191)	$ (104,151)
Unquoted equity instrument	4,161	3,069
Investment properties	536	504	$ 5,112
Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	9	13
Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	7	8
Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Unquoted equity instrument	4,161	3,069	$ 2,902
Fair value
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	(121,191)	(104,151)
Unquoted equity instrument	4,161	3,069
Fair value | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Unquoted equity instrument	3,661	2,586
Fair value | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Unquoted equity instrument	500	239
Fair value | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	(61)	(21)
Fair value | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	12,570	11,567
Fair value | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	481	494
Fair value | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties		5,660
Fair value | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	93	91
Fair value | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	7	8
Fair value | Quoted prices in active markets (Level 1) | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Unquoted equity instrument	0	0
Fair value | Quoted prices in active markets (Level 1) | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Unquoted equity instrument	0	0
Fair value | Quoted prices in active markets (Level 1) | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	0	0
Fair value | Quoted prices in active markets (Level 1) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties		0
Fair value | Quoted prices in active markets (Level 1) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Unquoted equity instrument	0	0
Fair value | Significant observable inputs (Level 2) | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Unquoted equity instrument	0	0
Fair value | Significant observable inputs (Level 2) | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	(61)	(21)
Fair value | Significant observable inputs (Level 2) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties		0
Fair value | Significant observable inputs (Level 2) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant unobservable inputs (Level 3) | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Unquoted equity instrument	3,661	2,586
Fair value | Significant unobservable inputs (Level 3) | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Unquoted equity instrument	500	239
Fair value | Significant unobservable inputs (Level 3) | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	0	0
Fair value | Significant unobservable inputs (Level 3) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	12,570	11,567
Fair value | Significant unobservable inputs (Level 3) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	481	494
Fair value | Significant unobservable inputs (Level 3) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties		5,660
Fair value | Significant unobservable inputs (Level 3) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	93	91
Fair value | Significant unobservable inputs (Level 3) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	$ 7	$ 8